ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of accounts receivable

	December 31,	December 31,
	2023	2022
Accounts receivable	$1,462,463	$3,418,263
Allowance for doubtful accounts	—	—
Accounts Receivable, Net	$1,462,463	$3,418,263